Trade Payables	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Trade Payables

25	Trade Payables

Accounting policy

Trade payables represent liabilities for goods and services that were provided to the Company before the end of the financial year which are unpaid. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. These amounts are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method.

(a)	Composition

	2024	2023
Trade payables	434,672	423,611
Trade payable with related parties - note 20 (a)	8,616	27,992
	443,288	451,603